Federated MDT Stock Trust
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
“Effective on May 1, 2014, the Fund will offer A Class Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning A Class Shares.”
May 1, 2014
Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452155 (5/14)